Japan 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	2.50%	2.55%
Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.84%	3.16%	5.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.15%)	(1.85%)	5.84%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)	(2.81%)	5.18%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.01%	(1.78%)	4.44%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(3.18%)	(2.06%)	6.11%